Provisions and other non-current liabilities - Changes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in provisions and other non-current liabilities
Balance as of the beginning of the period	$ 21,402	$ 20,269	$ 20,925
Allowances	1,269	2,724	1,446
Reversals	(1,315)	(1,397)	(1,560)
Currency translation adjustment	212	(834)	(404)
Other	(311)	640	(138)
Balance as of the end of the period	21,257	21,402	20,269
Provision for financial risk
Changes in provisions and other non-current liabilities
Allowances	18	1,363
Reversals	(29)	(15)
Asset retirement obligations
Changes in provisions and other non-current liabilities
Allowances	524	430	449
Reversals	(339)	(418)	(527)
Provisions for environmental contingencies
Changes in provisions and other non-current liabilities
Allowances	117	97	43
Reversals	(158)	(133)	(178)
Restructuring activities
Changes in provisions and other non-current liabilities
Allowances	69	31	415
Reversals	$ (138)	$ (230)	$ (178)